Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	MARSICO INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0001047112
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 14, 2016
Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2016
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Marsico 21st Century Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MARSICO 21st CENTURY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Marsico 21st Century Fund’s goal is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	94.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current Management Fee rates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the “ratio of expenses to average net assets” provided in the Financial Highlights.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Marsico 21st Century Fund is a "diversified" portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The portions of Fund assets invested in large-capitalization, medium-capitalization, or small-capitalization companies (which are described further in "Some Defined Terms" later in the prospectus) will vary based on market conditions, depending on the portfolio manager's judgment as to how to achieve the Fund's investment objective. Under current market conditions the portfolio manager expects to invest substantially in medium-capitalization companies. The Fund will normally hold a core position of between 35 and 60 common stocks, but the number of securities held by the Fund may occasionally exceed this range at times such as when the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

In selecting investments for the Fund, the investment adviser uses an approach that emphasizes the selection of what the investment adviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines “top-down” macro-economic analysis with “bottom-up” company and security analysis. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. Through this “top-down” analysis, the investment adviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its market share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” company and security analysis.

As part of this fundamental, “bottom-up” research, the investment adviser may visit a company’s management, and conduct other research to gain thorough knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of companies.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive, transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The investment adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the investment adviser, a security’s fundamentals change substantially, its price appreciation leads to overvaluation in relation to the investment adviser’s estimates of future earnings and cash flow growth, or for other reasons.

The Fund may invest without limitation in foreign securities further described in this Prospectus depending on market conditions. These securities may be traded in the U.S. or in foreign markets or both, and may be economically tied to emerging markets. The investment adviser generally selects foreign securities on a security-by-security basis based primarily on considerations such as growth potential rather than geographic location or similar considerations.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund’s portfolio, or to serve other investment purposes as discussed further in this Prospectus under “More Information about the Funds.” The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. The Fund’s share price and total return will fluctuate. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.

Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, may be riskier than U.S. investments for a variety of reasons such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.

Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.

Risks of Small- and Medium-Capitalization Company Investing. The Fund's investments in small-capitalization and medium-capitalization companies can involve more risk than its investments in large-capitalization companies because smaller companies have potentially greater sensitivity to adverse business or economic conditions. Normally, smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger capitalization companies, or to decline more significantly during market downturns than the market as a whole.

These and other risks (including risks associated with fixed and variable income securities) are discussed in more detail later in this Prospectus and in the Fund’s Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, ten years, and since inception, compared to those of a broad-based securities market index. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results. The Russell MidCap Growth Index is an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risk of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-860-8686
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	marsicofunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter	(06/30/09):	20.85%
Worst Quarter	(12/31/08):	-25.76%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.76%)
Performance Table:	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Marsico 21st Century Fund | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXXIX
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.79%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Net Expenses	rr_NetExpensesOverAssets	1.33%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 135
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	421
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	729
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,601
2006	rr_AnnualReturn2006	18.65%
2007	rr_AnnualReturn2007	19.34%
2008	rr_AnnualReturn2008	(45.22%)
2009	rr_AnnualReturn2009	28.05%
2010	rr_AnnualReturn2010	16.98%
2011	rr_AnnualReturn2011	(12.06%)
2012	rr_AnnualReturn2012	11.56%
2013	rr_AnnualReturn2013	41.96%
2014	rr_AnnualReturn2014	8.51%
2015	rr_AnnualReturn2015	0.23%
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	8.66%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
Marsico 21st Century Fund | Return After Taxes on Distributions | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%	[3]
5 Years	rr_AverageAnnualReturnYear05	8.66%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.68%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[3]
Marsico 21st Century Fund | Return After Taxes on Distributions and Sale of Fund Shares | Marsico 21st Century Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.84%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000	[3]
Marsico 21st Century Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000
Marsico 21st Century Fund | Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2000

[1]	Restated to reflect current Management Fee rates. As of December 1, 2015, the Fund pays Marsico Capital Management, LLC a Management Fee calculated as follows: 0.80% per year of its average daily net assets up to $250 million, 0.75% per year of its average daily net assets for the next $250 million, 0.70% per year of its average daily net assets for the next $250 million, and 0.65% per year of its average daily net assets exceeding $750 million.
[2]	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. The information in the Financial Highlights does not include the restatement of the Management Fee applicable to the Fund to reflect the current Management Fee rates, which is reflected in the Management Fee line item above, and does not include Acquired Fund Fees and Expenses, which are included in Other Expenses above.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.